Drinker Biddle & Reath LLP

191 N. Wacker Drive, Suite 3700

Chicago, IL 60606-1698

(312) 569-1000 (Phone)

(312) 569-3000 (Facsimile)

www.drinkerbiddle.com

October 18, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FlexShares Trust

(File Nos. 811-22555; 333-173967)

Ladies and Gentlemen:

On behalf of FlexShares Trust (the “Trust”), transmitted herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, is Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the Securities Act to register shares of a new portfolio of the Trust: FlexShares Liquid Access Fund ( the “Fund”). It is proposed that the Amendment become effective 75 days after filing.

As requested in the Staff’s generic comment letter dated February 25, 1994, we note for your information that shares of the Trust are marketed in part through banks.

Questions and comments may be directed to me at (312) 569-1167, or in my absence, Diana McCarthy at (215) 998-1146.

Very truly yours,

/s/ Veena K. Jain
Veena K. Jain

Enclosures

cc:	Craig R. Carberry, Esq.

Diana McCarthy, Esq.